Offerings	May 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	3.500% Senior Notes due 2031
Amount Registered | shares	587,750,000
Proposed Maximum Offering Price per Unit	0.99124
Maximum Aggregate Offering Price	$ 582,601,310.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 80,457.24
Offering Note	(1) The filing fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended, and the amount to be registered and proposed maximum aggregate offering price are based on a EUR/$ exchange rate of the most recent federal reserve EUR1.00/$ 1.1755 as of May 1, 2026. (2) Pursuant to Rule 415(a)(6) under the Securities Act, the Registrants filed the Registration Statement on Form S-3ASR (File No. 333-284906) (the "Current Registration Statement"), which became automatically effective on February 13, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	3.950% Senior Notes due 2034
Amount Registered | shares	587,750,000
Proposed Maximum Offering Price per Unit	0.99228
Maximum Aggregate Offering Price	$ 583,212,570.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 80,541.66
Offering Note	(1) The filing fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended, and the amount to be registered and proposed maximum aggregate offering price are based on a EUR/$ exchange rate of the most recent federal reserve EUR1.00/$ 1.1755 as of May 1, 2026. (2) Pursuant to Rule 415(a)(6) under the Securities Act, the Registrants filed the Registration Statement on Form S-3ASR (File No. 333-284906) (the "Current Registration Statement"), which became automatically effective on February 13, 2025.